5. Bank Premises and Equipment (Details 1) (USD $)	Dec. 31, 2012
Bank Premises And Equipment Details 1
2013	$ 171,374
2014	147,083
2015	123,028
2016	55,000
2017	0
Operating lease due	$ 496,485